Offsets	Nov. 13, 2024 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Hydro One Ltd
Form or Filing Type	F-10
File Number	333-225519-01
Initial Filing Date	Jun. 08, 2018
Fee Offset Claimed	$ 373,500
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Debt
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 3,000,000,000
Termination / Withdrawal Statement	In accordance with the Securities Act, the offering of the unsold securities under the Fourth Registration Statement will be deemed terminated as of the effectiveness of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Hydro One Ltd
Form or Filing Type	F-10
File Number	333-225519-01
Filing Date	Jun. 08, 2018
Fee Paid with Fee Offset Source	$ 373,500
Termination / Withdrawal Statement	In accordance with the Securities Act, the offering of the unsold securities under the Fourth Registration Statement will be deemed terminated as of the effectiveness of this Registration Statement.